Commitments and Contingencies (Narrative) (Details) $ in Thousands		12 Months Ended
	Jan. 26, 2017 USD ($) restaurant	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017 USD ($) period	Dec. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)
Line of Credit Facility [Line Items]
Percentage of gross sales of restaurants				5.00%
Initial royalty period				10 years
Number of subsequent payment periods | period				2
Reinvestment plan term				3 years
Required minimum fixed charge coverage ratio				1.50
Maximum leverage ratio				4.25
Franchise reinvestment plan period	3 years
Number of restaurants to be opened under reinvestment plan | restaurant	180
Franchise reinvestment plan, amount	$ 292,000
Provision for contingencies				$ 27,956		$ 18,112
Provision for contingencies, current				2,529		764
Provision for contingencies, noncurrent				25,427		17,348
Damage sought					$ 30,000
McDonald’s Corporation’s indemnification for contingencies				2,489		$ 5,170
Standby Letters of Credit [Member]
Line of Credit Facility [Line Items]
Standby letters of credit with an aggregate drawing amount				80,000
Amounts have been drawn				0
Puerto Rican Franchisees Lawsuit [Member]
Line of Credit Facility [Line Items]
Damage sought				66,700
Puerto Rico Owner Operator's Association [Member]
Line of Credit Facility [Line Items]
Damage sought					$ 31,000
Minimum [Member]
Line of Credit Facility [Line Items]
Tax law, estimate of possible loss				89,000
Maximum [Member]
Line of Credit Facility [Line Items]
Tax law, estimate of possible loss				$ 122,000
Next Five Years [Member]
Line of Credit Facility [Line Items]
Royalty fee, percentage				6.00%
Subsequent period of the agreement				5 years
Last Five Years [Member]
Line of Credit Facility [Line Items]
Royalty fee, percentage				7.00%
Subsequent period of the agreement				5 years
Forecast [Member]
Line of Credit Facility [Line Items]
Franchise royalty, effective percentage		5.90%	5.70%